UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21219
Investment Company Act File Number
Eaton Vance Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Municipal Bond Fund II
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 183.3%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 2.2%
$2,500	Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$2,538,225

		$2,538,225

Electric Utilities — 1.9%
$1,420	South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$1,514,686
685	Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	683,493

		$2,198,179

Escrowed/Prerefunded — 0.6%
$595	New York, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	$640,393

		$640,393

General Obligations — 8.8%
$1,680	Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,714,642
1,280	Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37	1,340,544
2,750	New York, 5.00%, 2/15/34(1)	2,901,387
155	New York, NY, 5.25%, 1/15/33	156,400
2,750	New York, NY, 5.25%, 1/15/33(1)	2,774,832
1,000	Oregon, 5.00%, 8/1/36	1,051,330

		$9,939,135

Hospital — 5.6%
$900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$741,816
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	687,720
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	467,645
1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,270,711
1,850	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	351,352
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	890,250
960	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	965,846
1,140	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,014,133

		$6,389,473

Industrial Development Revenue — 1.8%
$2,120	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$2,035,370

		$2,035,370

Insured-Electric Utilities — 7.4%
$1,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,052,500
6,335	Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	3,664,734
2,205	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	1,931,161
1,595	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,703,460

		$8,351,855

Insured-Escrowed/Prerefunded — 0.1%
$115	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$138,162

		$138,162

Insured-General Obligations — 14.6%
$750	Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$835,245
17,000	Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	3,923,600
500	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	488,985

Principal
Amount
(000’s omitted)	Security	Value
$1,350	Goodyear, AZ, (NPFG), 3.00%, 7/1/26	$1,202,324
2,750	Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,811,352
1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,407,212
5,500	Washington, (AGM), 5.00%, 7/1/25(1)	5,891,765

		$16,560,483

Insured-Hospital — 24.0%
$1,750	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,803,182
1,500	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,445,235
1,695	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,741,579
450	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	462,249
2,200	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,158,244
3,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,052,470
1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,427,167
2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,416,274
750	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	749,392
1,750	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,748,582
2,090	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,135,813
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,009,590
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	491,630
2,245	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,301,170
295	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	292,906
1,545	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,632,138
2,300	Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,339,376

		$27,206,997

Insured-Industrial Development Revenue — 1.2%
$1,340	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$1,364,844

		$1,364,844

Insured-Lease Revenue/Certificates of Participation — 9.5%
$1,000	Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,101,210
4,600	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	3,891,968
875	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	907,725
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,271,287
1,500	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,532,250

		$10,704,440

Insured-Other Revenue — 1.4%
$2,540	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$483,946
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,106,360

		$1,590,306

Principal
Amount
(000’s omitted)	Security	Value
Insured-Private Education — 3.7%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,610,400
1,555	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,581,699

		$4,192,099

Insured-Public Education — 3.5%
$3,900	University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,945,045

		$3,945,045

Insured-Solid Waste — 1.1%
$740	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$795,840
425	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	448,936

		$1,244,776

Insured-Special Tax Revenue — 10.0%
$4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	$3,866,400
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	1,922,370
1,965	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	1,822,537
29,695	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,610,360
12,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,282,811
7,595	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	753,728

		$11,258,206

Insured-Student Loan — 1.6%
$1,760	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,837,563

		$1,837,563

Insured-Transportation — 30.7%
$1,585	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,576,932
7,800	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	3,906,786
1,305	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,332,692
10,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,306,600
1,000	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/24	1,072,550
535	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	555,287
2,845	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	2,690,033
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	2,125,932
1,040	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,071,689
255	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	269,673
290	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	301,722
1,750	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,814,732
2,540	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,800,782
5,555	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	4,950,505

		$34,775,915

Insured-Water and Sewer — 10.7%
$670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$721,577
420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	449,333
660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	688,578
1,635	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,684,017
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,272,350
435	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	446,066
2,205	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,416,989
5,345	Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	4,425,927

		$12,104,837

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water Revenue — 16.8%
$5,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	$5,505,060
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,104,080
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,529,672
6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,827,558

		$18,966,370

Other Revenue — 1.3%
$1,300	Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,433,952

		$1,433,952

Private Education — 8.1%
$2,200	Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,271,632
1,000	Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,044,760
2,710	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,959,130
1,500	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,553,505
500	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	520,660
750	Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	774,533

		$9,124,220

Public Education — 2.3%
$1,000	Tennessee School Bond Authority, 5.50%, 5/1/38	$1,071,890
1,500	University of Virginia, 5.00%, 6/1/40(2)	1,559,940

		$2,631,830

Senior Living/Life Care — 0.2%
$235	Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$245,051

		$245,051

Special Tax Revenue — 4.4%
$750	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	$840,983
3,800	New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	4,148,916

		$4,989,899

Transportation — 8.8%
$1,140	Commonwealth Transportation Board, VA, 5.00%, 5/15/33	$1,210,680
1,715	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,720,299
2,815	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,634,727
420	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	412,226
450	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	438,242
1,000	South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,015,640
2,500	Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,560,450

		$9,992,264

Water and Sewer — 1.0%
$205	Marco Island, FL, Utility System, 5.00%, 10/1/34	$201,800
910	Marco Island, FL, Utility System, 5.00%, 10/1/40	894,139

		$1,095,939

Total Tax-Exempt Investments — 183.3% (identified cost $218,133,304)		$207,495,828

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.5)%		$(44,700,764)

Other Assets, Less Liabilities — (43.8)%		$(49,587,796)

Net Assets Applicable to Common Shares — 100.0%		$113,207,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

		New York	11.7%
		California	11.5%
		Others, representing less than 10% individually	76.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 74.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 20.0% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,298,916.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	45 U.S. 10-Year Treasury Note	Short	$(5,475,856)	$(5,504,766)	$(28,910)
9/11	99 U.S. 30-Year Treasury Bond	Short	(12,274,272)	(12,180,094)	94,178

					$65,268

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$3,000,000	4.165%	3-month USD- LIBOR-BBA	August 12, 2011/ August 12, 2041	$(33,490)
JPMorgan Chase Co.	3,000,000	4.088	3-month USD- LIBOR-BBA	September 9, 2011/ September 9, 2041	16,015

					$(17,475)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $110,193 and $62,400, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$163,348,037

Gross unrealized appreciation	$3,843,072
Gross unrealized depreciation	(14,690,281)

Net unrealized depreciation	$(10,847,209)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$207,495,828	$—	$207,495,828

Total Investments	$—	$207,495,828	$—	$207,495,828

Futures Contracts	$94,178	$—	$—	$94,178
Interest Rate Swaps	—	16,015	—	16,015

Total	$94,178	$207,511,843	$—	$207,606,021

Liability Description

Futures Contracts	$(28,910)	$—	$—	$(28,910)
Interest Rate Swaps	—	(33,490)	—	(33,490)

Total	$(28,910)	$(33,490)	$—	$(62,400)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Bond Fund II

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President
Date: August 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 25, 2011